Restricted Cash - Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Cash
Cash and cash equivalents	$ 37,061	$ 51,775		$ 63,741
Restricted cash, current assets	1,500	408		408
Restricted cash, long-term assets		1,500
Total cash, cash equivalents, and restricted cash shown in the Condensed Consolidated Statements of Cash Flows	$ 38,561	$ 53,683	$ 64,783	$ 64,149	$ 13,861	$ 32,091